SCHEDULE OF CONVERTIBLE DEBT, NET (Details) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2022		Dec. 31, 2021		Dec. 31, 2020	May 10, 2022	Mar. 21, 2022
ConvertibleDebtLineItems [Line Items]
Subtotal						$ 33,056
Total, Accrued Interest Balance	$ 4,073,534		$ 3,724,455		$ 5,474,608
Total, Principal Balance	2,147,659		1,993,603		4,549,479
Less debt discounts, Principal Balance	(114,642)		(6,178)		0
Less debt discounts, Accrued Interest Balance
Net, Principal Balance	2,033,017		1,987,425		4,549,479
Net, Accrued Interest Balance	$ 4,073,534		$ 3,724,455		5,474,608
Westmount Holdings International Ltd [Member]
ConvertibleDebtLineItems [Line Items]
Interest Rate	14.00%	[1]	14.00%
Default Rate	14.00%	[1]	14.00%
Subtotal	$ 537,317	[1]	$ 537,317	[1]	537,317
Total, Accrued Interest Balance	$ 930,347	[1]	893,044	[1]	817,819
Tangiers Investment Group LLC [Member]
ConvertibleDebtLineItems [Line Items]
Interest Rate	10.00%
Default Rate	20.00%
Subtotal
Total, Accrued Interest Balance	$ 891		$ 891
Tangiers Investment Group LLC [Member] | Loan Date March 9, 2013 and Due Date March 9, 2014 [Member]
ConvertibleDebtLineItems [Line Items]
Interest Rate			10.00%
Default Rate			20.00%
Subtotal
Total, Accrued Interest Balance			891		891
Tangiers Investment Group LLC One [Member]
ConvertibleDebtLineItems [Line Items]
Interest Rate	10.00%
Default Rate	20.00%
Subtotal	$ 75,000		75,000
Total, Accrued Interest Balance	$ 114,657		107,219
Tangiers Investment Group LLC Two [Member]
ConvertibleDebtLineItems [Line Items]
Interest Rate	0.00%
Default Rate	15.00%
Subtotal	$ 47,000		47,000
Total, Accrued Interest Balance	$ 62,892		62,892
Tangiers Investment Group LLC Three [Member]
ConvertibleDebtLineItems [Line Items]
Interest Rate	0.00%
Default Rate	20.00%
Subtotal	$ 10,000		10,000
Total, Accrued Interest Balance	$ 6,663		6,663
Conversion Price	$ 0.0001
Tangiers Investment Group LLC Four [Member]
ConvertibleDebtLineItems [Line Items]
Interest Rate	10.00%
Default Rate	20.00%
Subtotal	$ 30,910		30,910
Total, Accrued Interest Balance	$ 18,445		18,445
Conversion Price	$ 0.001
Tangiers Investment Group LLC Five [Member]
ConvertibleDebtLineItems [Line Items]
Interest Rate	10.00%
Default Rate	20.00%
Subtotal	$ 105,000		105,000
Total, Accrued Interest Balance	$ 9,982		4,775
Conversion Price	$ 0.001
Tangiers Investment Group LLC Six [Member]
ConvertibleDebtLineItems [Line Items]
Interest Rate	10.00%
Default Rate	20.00%
Subtotal	$ 105,000		105,000
Total, Accrued Interest Balance	$ 8,486		3,279
Conversion Price	$ 0.001
Tangiers Investment Group LLC Seven [Member]
ConvertibleDebtLineItems [Line Items]
Interest Rate	12.00%
Default Rate	16.00%
Subtotal	$ 55,000
Total, Accrued Interest Balance	$ 1,826
Conversion Price	$ 0.0002
Lloyd T Spencer [Member]
ConvertibleDebtLineItems [Line Items]
Interest Rate	12.00%
Default Rate	16.00%
Subtotal	$ 66,000
Total, Accrued Interest Balance	$ 2,495
Conversion Price	$ 0.000002
Dakota [Member]
ConvertibleDebtLineItems [Line Items]
Interest Rate	14.00%	[2]	14.00%
Default Rate	14.00%	[2]	14.00%
Subtotal	$ 200,000	[2]	$ 200,000	[2]	200,000
Total, Accrued Interest Balance	$ 230,367	[2]	$ 216,482	[2]	188,842
Zoom Marketing [Member]
ConvertibleDebtLineItems [Line Items]
Interest Rate	5.00%		5.00%
Default Rate	10.00%		10.00%
Subtotal	$ 65,000		$ 65,000		65,000
Total, Accrued Interest Balance	$ 59,042		$ 55,819		49,319
Burrington Capital, LLC [Member]
ConvertibleDebtLineItems [Line Items]
Interest Rate	10.00%		10.00%
Default Rate	15.00%		15.00%
Subtotal	$ 25,000		$ 25,000		25,000
Total, Accrued Interest Balance	$ 58,389		$ 52,447		41,721
Patrick Ferro [Member]
ConvertibleDebtLineItems [Line Items]
Interest Rate	14.00%		14.00%
Default Rate	14.00%		14.00%
Subtotal	$ 26,825		$ 26,825		26,825
Total, Accrued Interest Balance	$ 36,810		$ 34,948		31,193
Barry Liben [Member]
ConvertibleDebtLineItems [Line Items]
Interest Rate	0.00%		0.00%
Default Rate	0.00%		0.00%
Subtotal	$ 52,800		$ 52,800		52,800
Total, Accrued Interest Balance
Jared Robert [Member]
ConvertibleDebtLineItems [Line Items]
Interest Rate	10.00%		10.00%
Default Rate	15.00%		15.00%
Subtotal	$ 20,000		$ 20,000		20,000
Total, Accrued Interest Balance	$ 40,171		$ 35,883		28,144
Raphael Cariou [Member]
ConvertibleDebtLineItems [Line Items]
Interest Rate	10.00%		10.00%
Default Rate	15.00%		15.00%
Subtotal	$ 7,000		$ 7,000		7,000
Total, Accrued Interest Balance	$ 22,894		$ 20,763		16,918
Raphael Cariou One [Member]
ConvertibleDebtLineItems [Line Items]
Interest Rate	24.00%		24.00%
Default Rate	29.00%		29.00%
Subtotal	$ 82,178		$ 82,178		82,178
Total, Accrued Interest Balance	$ 581,024		$ 493,167		349,820
Raphael Cariou Two [Member]
ConvertibleDebtLineItems [Line Items]
Interest Rate	24.00%		24.00%
Default Rate	29.00%		29.00%
Subtotal	$ 94,178		$ 94,178		94,178
Total, Accrued Interest Balance	$ 650,952		$ 552,242		391,187
Redwood Management LLC [Member]
ConvertibleDebtLineItems [Line Items]
Interest Rate	14.00%	[1]	14.00%
Default Rate	14.00%	[1]	14.00%
Subtotal	$ 123,936	[1]	$ 123,936	[1]	123,936
Total, Accrued Interest Balance	$ 161,933	[1]	$ 153,329	[1]	135,978
Ags Capital Group LLC [Member]
ConvertibleDebtLineItems [Line Items]
Interest Rate	14.00%		14.00%
Default Rate	14.00%		14.00%
Subtotal	$ 8,640		$ 8,640		8,640
Total, Accrued Interest Balance	$ 109,355		$ 101,485		87,176
Ags Capital Group LLC One [Member]
ConvertibleDebtLineItems [Line Items]
Interest Rate	14.00%		14.00%
Default Rate	14.00%		14.00%
Subtotal	$ 42,000		$ 42,000		42,000
Total, Accrued Interest Balance	$ 112,227		$ 101,941		83,278
Tim Burgess [Member]
ConvertibleDebtLineItems [Line Items]
Interest Rate	8.00%		8.00%
Default Rate	15.00%		15.00%
Subtotal	$ 50,000		$ 50,000		50,000
Total, Accrued Interest Balance	$ 140,633		$ 136,914		129,414
Conversion Price	$ 1.00		$ 1.00
Azriel Nagar [Member]
ConvertibleDebtLineItems [Line Items]
Interest Rate	8.00%		8.00%
Default Rate	15.00%		15.00%
Subtotal	$ 50,000		$ 50,000		50,000
Total, Accrued Interest Balance	$ 140,633		$ 136,914		129,414
Conversion Price	$ 1.00		$ 1.00
Kelburgh, Ltd [Member]
ConvertibleDebtLineItems [Line Items]
Interest Rate	10.00%		10.00%
Default Rate	15.00%		15.00%
Subtotal	$ 13,000		$ 13,000		13,000
Total, Accrued Interest Balance	$ 47,631		$ 43,311		35,512
Premier IT Solutions [Member]
ConvertibleDebtLineItems [Line Items]
Interest Rate	10.00%	[3]	10.00%
Default Rate	15.00%	[3]	15.00%
Subtotal	$ 21,962	[3]	$ 21,962	[3]	21,962
Total, Accrued Interest Balance	$ 84,672	[3]	$ 77,073	[3]	63,358
LG Capital Funding LLC [Member]
ConvertibleDebtLineItems [Line Items]
Interest Rate	12.00%		12.00%
Default Rate	24.00%		24.00%
Subtotal	$ 32,000		$ 32,000		32,000
Total, Accrued Interest Balance	$ 59,946		$ 56,137		48,457
LG Capital Funding LLC One [Member]
ConvertibleDebtLineItems [Line Items]
Interest Rate	12.00%		12.00%
Default Rate	24.00%		24.00%
Subtotal	$ 20,625		$ 20,625		20,625
Total, Accrued Interest Balance	$ 34,548		$ 32,094		27,144
LG Capital Funding LLC Two [Member]
ConvertibleDebtLineItems [Line Items]
Interest Rate	12.00%		12.00%
Default Rate	24.00%		24.00%
Subtotal	$ 24,000		$ 24,000		24,000
Total, Accrued Interest Balance	$ 44,960		$ 42,103		36,343
Barclay Lyons [Member]
ConvertibleDebtLineItems [Line Items]
Interest Rate	21.00%	[4]	21.00%
Default Rate	36.00%	[4]	36.00%
Subtotal	$ 10,750	[4]	$ 10,750	[4]	10,750
Total, Accrued Interest Balance	$ 43,403	[4]	$ 41,484	[4]	37,614
Blackridge Capital LLC [Member]
ConvertibleDebtLineItems [Line Items]
Interest Rate	10.00%	[3]	10.00%
Default Rate	15.00%	[3]	15.00%
Subtotal	$ 6,985	[3]	$ 6,985	[3]	6,985
Total, Accrued Interest Balance	$ 115,660	[3]	$ 106,920	[3]	94,596
Blackridge Capital LLC One [Member]
ConvertibleDebtLineItems [Line Items]
Interest Rate	8.00%		8.00%
Default Rate	8.00%		8.00%
Subtotal	$ 5,000		$ 5,000		5,000
Total, Accrued Interest Balance	$ 4,521		$ 4,152		3,451
Julian Herskowitz [Member]
ConvertibleDebtLineItems [Line Items]
Interest Rate	8.00%		8.00%
Default Rate	15.00%		15.00%
Subtotal
Total, Accrued Interest Balance	$ 16,287		$ 16,287		16,287
Patrick Tuohy [Member]
ConvertibleDebtLineItems [Line Items]
Interest Rate	14.00%		14.00%
Default Rate	14.00%		14.00%
Subtotal
Total, Accrued Interest Balance	$ 153		$ 153		153
Richard Wynns [Member]
ConvertibleDebtLineItems [Line Items]
Interest Rate	5.00%		5.00%
Default Rate	5.00%		5.00%
Subtotal	$ 7,500		$ 7,500		7,500
Total, Accrued Interest Balance	$ 7,313		$ 7,127		6,752
Conversion Price	$ 0.15		$ 0.15
Richard Wynns One [Member]
ConvertibleDebtLineItems [Line Items]
Interest Rate	10.00%		10.00%
Default Rate	10.00%		10.00%
Subtotal	$ 93,997		$ 93,997		93,998
Total, Accrued Interest Balance	$ 112,772		108,072		98,672
Net, Principal Balance			93,998
Mac Rab LLC [Member]
ConvertibleDebtLineItems [Line Items]
Interest Rate	12.00%
Default Rate	16.00%
Subtotal	$ 33,056
Total, Accrued Interest Balance	$ 554
Conversion Price	$ 0.0002
TA Global [Member]
ConvertibleDebtLineItems [Line Items]
Interest Rate			6.00%
Default Rate			18.00%
Subtotal					2,715,990
Total, Accrued Interest Balance					2,298,634
Tangiers One [Member]
ConvertibleDebtLineItems [Line Items]
Interest Rate			10.00%
Default Rate			20.00%
Subtotal					17,000
Total, Accrued Interest Balance					22,547
Tangiers assigned from Zoom [Member]
ConvertibleDebtLineItems [Line Items]
Interest Rate			10.00%
Default Rate			20.00%
Subtotal			$ 75,000		75,000
Total, Accrued Interest Balance			$ 107,219		92,219
Tangiers Two [Member]
ConvertibleDebtLineItems [Line Items]
Interest Rate			0.00%
Default Rate			15.00%
Subtotal			$ 47,000		72,000
Total, Accrued Interest Balance			$ 62,892		61,264
Tangiers Three [Member]
ConvertibleDebtLineItems [Line Items]
Interest Rate			0.00%
Default Rate			20.00%
Subtotal			$ 10,000		10,000
Total, Accrued Interest Balance			$ 6,663		6,411
Conversion Price			$ 0.0001
Tangiers Four [Member]
ConvertibleDebtLineItems [Line Items]
Interest Rate			10.00%
Default Rate			20.00%
Subtotal			$ 30,910		30,910
Total, Accrued Interest Balance			$ 18,445		21,129
Conversion Price			$ 0.001
Tangiers Investment Group, LLC [Member]
ConvertibleDebtLineItems [Line Items]
Interest Rate			10.00%
Default Rate			20.00%
Subtotal			$ 105,000
Total, Accrued Interest Balance			$ 4,775
Conversion Price			$ 0.001				$ 0.0002
Tangiers Investment Group Five [Member]
ConvertibleDebtLineItems [Line Items]
Interest Rate			10.00%
Default Rate			20.00%
Subtotal			$ 105,000
Total, Accrued Interest Balance			$ 3,279
Conversion Price			$ 0.001
RBB Capital LLC [Member]
ConvertibleDebtLineItems [Line Items]
Interest Rate			8.00%
Default Rate			15.00%
Subtotal					7,683
Total, Accrued Interest Balance					21,271
RBB Capital LLC One [Member]
ConvertibleDebtLineItems [Line Items]
Interest Rate			8.00%
Default Rate			8.00%
Subtotal					202
Total, Accrued Interest Balance					$ 5,531

[1]	Lesser of
[2]	Lesser of (a) $0.02 or (b) 50% of the lowest closing price during the 30-day trading period prior to conversion.
[3]	Average of the five trading days prior to the applicable conversion date, with the number of conversion shares multiplied by 115%.
[4]	50% of the lesser of (i) the closing price on the day prior to conversion, or (ii) the volume-weighted-average closing price of the five-day trading period prior to conversion, though in no instance shall the conversion price be less than $0.0001.